Borrowings - CMB Financial Leasing Co. Ltd (Details) $ in Thousands	Dec. 31, 2020 USD ($) m³	Oct. 21, 2020 USD ($) installment m³	Dec. 31, 2019 USD ($)
Borrowings
Outstanding balance	$ 3,773,221		$ 3,147,395
GAS-twenty five Ltd
Borrowings
Cargo capacity (in cbm) | m³	174,000
GasLog Hong Kong SLB
Borrowings
Proceeds from sale and finance leaseback		$ 163,406
Leaseback bareboat charter period in years		12 years
Price at which the vessel can be bought back		$ 70,000
Amount of premium payable		$ 30,000
Number of quarterly repayments | installment		48
Final balloon payment		$ 70,000
Outstanding balance	$ 163,406
GasLog Hong Kong SLB | First 20 installments
Borrowings
Number of quarterly repayments | installment		20
Installment amount		$ 2,670
GasLog Hong Kong SLB | Following 28 installments
Borrowings
Number of quarterly repayments | installment		28
Installment amount		$ 1,429
GasLog Hong Kong SLB | GAS-twenty five Ltd
Borrowings
Cargo capacity (in cbm) | m³		174,000
Refinancing of outstanding indebtedness		$ 136,776